Transactions in Soles (Details Textual)	Dec. 31, 2017	Dec. 31, 2016
Purchased call options [member]
Disclosure of Transactions in Soles [Line Items]
Closing foreign exchange rate	0.3088	0.2983
Written put options [member]
Disclosure of Transactions in Soles [Line Items]
Closing foreign exchange rate	0.3082	0.2976